Revenue	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue
4 - Revenue
Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Fiscal Year Ended March 31,
	External Customers			Related Parties			Total
(in millions)	2025	2024	2023	2025	2024	2023	2025	2024	2023
License and Other Revenue (1)	$1,421	$1,051	$569	$418	$380	$435	$1,839	$1,431	$1,004
Royalty Revenue	1,763	1,458	1,456	405	344	219	2,168	1,802	1,675
	$3,184	$2,509	$2,025	$823	$724	$654	$4,007	$3,233	$2,679
(1)    Includes over-time revenue of $467 million, $121 million, and $100 million and point-in-time revenue of $1,372 million, $1,310 million, and $904 million for the fiscal years ended March 31, 2025, 2024, and 2023, respectively.
Revenue by geographic region is allocated to individual countries based on the principal headquarters of the customers. The geographical locations are not necessarily indicative of the country in which the customer sells products containing the Company’s technology IP. The following table summarizes information pertaining to revenue from customers based on the principal headquarters address by geographic regions:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
United States	$1,716	$1,413	$1,088
PRC (1)	749	697	657
Taiwan	629	522	359
Republic of Korea	324	308	241
Other countries	589	293	334
Total	$4,007	$3,233	$2,679
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.
For the fiscal year ended March 31, 2025, the Company had four customers that collectively represented 49% of total revenue, with the single largest customer accounting for 17% of total revenue, the second largest customer accounting for 11% of total revenue, the third largest customer accounting for 11% of total revenue and the fourth largest customer accounting for 10% of total revenue. For the fiscal year ended March 31, 2024, the Company had three customers that collectively represented 42% of total revenue, with the single largest customer accounting for 21% of total revenue, the second largest customer accounting for 11% of total revenue and the third largest customer accounting for 10% of total revenue. For the fiscal year ended March 31, 2023, the Company had three customers that collectively represented 44% of total revenue, with the single largest customer accounting for 24% of total revenue, the second largest customer accounting for 11% of total revenue and the third largest customer accounting for 9% of total revenue. No other customer represented 10% or more of total revenue for the fiscal years ended March 31, 2025, 2024, and 2023.
Receivables
A summary of the components of accounts receivable, net is as follows:

	As of
(in millions)	March 31, 2025	March 31, 2024
Accounts receivable	$1,127	$784
Allowance for current expected credit losses	(20)	(3)
Total accounts receivable, net	$1,107	$781
As of March 31, 2025, the customer with the largest total receivables balance represented 26% of total receivables, the customer with the second largest total receivables balance represented 19% of total receivables, and the customer with the third largest total receivables balance represented 12% of total receivables. As of March 31, 2024, the customer with the largest total receivables balance represented 23% of total receivables, the customer with the second largest total receivables balance represented 13% of total receivables, the customer with the third largest total receivables balance represented 11% of total receivables, and the customer with the fourth largest total receivables balance represented 10% of total receivables. No other customer represented 10% or more of receivables as of March 31, 2025 or 2024.
A summary of the movement in the allowance for current expected credit losses is as follows:

(in millions)	Total
Balance as of March 31, 2022	$40
Reversal of provision	(34)
Amounts written off during the year as uncollectible	(3)
Balance as of March 31, 2023	$3
Additional provision	—
Balance as of March 31, 2024	$3
Additional provision	17
Balance as of March 31, 2025	$20
Contract Assets
The timing of revenue recognition may differ from the timing of invoicing to customers. When revenue recognized exceeds the amount billed to the customer, the Company records a contract asset. Contract assets are transferred to accounts receivable when the right to invoice becomes unconditional. Contract assets increased by $1,121.7 million and $663.9 million due to the timing of billings to customers, which fell into subsequent periods, as of March 31, 2025 and 2024, respectively, offset by $709.8 million and $357.4 million of contract assets transferred to accounts receivable, as of March 31, 2025 and 2024, respectively. The balance and activity for loss allowances related to contract assets was immaterial for all periods presented.
Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

(in millions)	Total
Balance as of March 31, 2023	$1,100
Customer prepayment and billing in advance of performance	198
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(226)
Revenue recognized in the period that was included in the contract liability balance during the period	(157)
Balance as of March 31, 2024	$915
Customer prepayment and billing in advance of performance	371
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(131)
Revenue recognized in the period that was included in the contract liability balance during the period	(244)
Balance as of March 31, 2025	$911
Satisfied Performance Obligations
For the fiscal years ended March 31, 2025, 2024, and 2023, revenue recognized from previously satisfied performance obligations in prior reporting periods was $2,179.4 million, $1,866.6 million, and $1,705.0 million, respectively. These amounts primarily represent royalties earned during the period.
Remaining Performance Obligations
Remaining performance obligations represent the transaction price allocated to performance obligations that are unsatisfied, or partially unsatisfied, which includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods.
The Company has elected to exclude potential future royalty receipts from the disclosure of remaining performance obligations. In certain arrangements, the Company’s right to consideration may not correspond directly with the performance of obligations.
In the absence of sufficient information, where the timing of satisfaction of the remaining performance obligations is dependent on a customer’s action, the transaction price allocated to such performance obligation is included in the more than 2 years category unless the contract or option expiration aligns with an earlier period or category.
As of March 31, 2025, the aggregate transaction price allocated to remaining performance obligations was $2,225.5 million and there were no non-cancellable or non-refundable committed funds received from certain customers, where the parties are in negotiations regarding the enforceable rights and obligations of the arrangement.
The Company expects to recognize approximately 25% of remaining performance obligations as revenue over the next 12 months, 19% over the subsequent 13-to 24-month period, and the remainder thereafter.